Employee Benefit Plans - Pension Costs (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0	$ 0
Interest cost	97	1,228	1,877	1,814
Return on plan assets	(85)	(845)	(1,649)	(2,471)
Amortization of prior service cost	1	0	10	10
Recognized net actuarial loss	0	0	0	0
Settlement and curtailment gains	0	0	9	0
Net pension benefit cost (gain)	13	383	247	(647)
US
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0
Interest cost	615	5,993	7,567	8,711
Return on plan assets	(1,239)	(11,648)	(11,676)	(10,313)
Amortization of prior service cost	0	0	0	0
Recognized net actuarial loss	281	0	2,866	2,771
Settlement and curtailment gains	301	(575)	154	(37)
Net pension benefit cost (gain)	$ (42)	$ (6,230)	$ (1,089)	$ 1,132